UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4552

Columbia Funds Trust VIII
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	03/31/06

Date of reporting period:	06/30/05

Item 1. Schedule of Investments.

Insert here – schedule of investments

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 79.4%
BASIC MATERIALS – 4.4%
Chemicals – 2.0%
Dow Chemical Co.	6.000% 10/01/12	3,250,000	3,543,475
Eastman Chemical Co.	6.300% 11/15/18	2,154,000	2,381,807
EquiStar Chemicals LP	10.625% 05/01/11	2,000,000	2,220,000
IMC Global, Inc.	10.875% 08/01/13	2,000,000	2,350,000
Lyondell Chemical Co.	9.625% 05/01/07	2,000,000	2,135,000
NOVA Chemicals Corp.	6.500% 01/15/12	2,000,000	1,945,000
Chemicals Total			14,575,282
Forest Products & Paper – 2.4%
Abitibi-Consolidated, Inc.	8.375% 04/01/15	2,500,000	2,553,125
Cascades, Inc.	7.250% 02/15/13	1,295,000	1,275,575
Georgia-Pacific Corp.	8.000% 01/15/24	2,000,000	2,315,000
Norske Skog Canada Ltd.	7.375% 03/01/14	2,000,000	1,960,000
Westvaco Corp.	8.200% 01/15/30	6,820,000	8,922,197
Forest Products & Paper Total			17,025,897
BASIC MATERIALS TOTAL			31,601,179
COMMUNICATIONS – 7.7%
Media – 3.7%
Charter Communications Holdings II LLC	10.250% 09/15/10	1,000,000	1,012,500
Charter Communications Operating LLC	8.375% 04/30/14(a)	1,000,000	995,000
Comcast Corp.
	5.500% 03/15/11	4,065,000	4,239,876
	6.500% 01/15/15	2,000,000	2,232,880
CSC Holdings, Inc.	7.625% 04/01/11	1,500,000	1,492,500
Dex Media West LLC	9.875% 08/15/13	1,953,000	2,236,185
EchoStar DBS Corp.	6.625% 10/01/14	1,460,000	1,441,750
Insight Midwest LP	9.750% 10/01/09	3,000,000	3,112,500
Liberty Media Corp.	4.910% 09/17/06(b)	1,758,000	1,768,372
News America Holdings, Inc.	9.250% 02/01/13	2,000,000	2,532,760
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	2,000,000	2,100,000
Walt Disney Co.	5.500% 12/29/06	3,500,000	3,569,125
Media Total			26,733,448
Telecommunication Services – 4.0%
Citizens Communications Co.	9.000% 08/15/31	1,500,000	1,541,250
Deutsche Telekom International Finance BV	8.750% 06/15/30	2,620,000	3,530,450
Nextel Communications, Inc.	7.375% 08/01/15	3,095,000	3,342,600
Qwest Corp.	9.125% 03/15/12(a)	500,000	542,500
Qwest Services Corp.	13.500% 12/15/10	1,500,000	1,732,500
Rogers Cantel, Inc.	9.750% 06/01/16	2,000,000	2,460,000

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Sprint Capital Corp.	6.125% 11/15/08	4,500,000	4,744,215
Telefonos de Mexico SA de CV
	4.500% 11/19/08	5,250,000	5,218,342
	4.750% 01/27/10(a)	975,000	972,982
Verizon Global Funding Corp.	7.750% 12/01/30	355,000	456,984
Vodafone Group PLC	3.950% 01/30/08	3,750,000	3,739,238
Telecommunication Services Total			28,281,061
COMMUNICATIONS TOTAL			55,014,509
CONSUMER CYCLICAL – 9.9%
Airlines – 1.9%
American Airlines, Inc.
	7.024% 10/15/09	1,529,000	1,578,692
	9.710% 01/02/07	996,660	929,386
Continental Airlines, Inc.	7.461% 04/01/15	5,365,637	5,030,284
Southwest Airlines Co.	5.496% 11/01/06	3,000,000	3,056,520
United Airlines, Inc.	7.186% 04/01/11(b)(c)	2,931,960	2,800,022
Airlines Total			13,394,904
Apparel – 0.7%
Jones Apparel Group, Inc.	6.125% 11/15/34	2,730,000	2,626,233
Phillips-Van Heusen Corp.	7.250% 02/15/11	2,000,000	2,060,000
		Apparel Total	4,686,233
Auto Manufacturers – 0.9%
DaimlerChrysler NA Holding Corp.	6.400% 05/15/06	4,000,000	4,072,160
General Motors Corp.	8.375% 07/15/33	1,000,000	837,500
Navistar International Corp.	7.500% 06/15/11	1,500,000	1,530,000
Auto Manufacturers Total			6,439,660
Auto Parts & Equipment – 0.1%
Goodyear Tire & Rubber Co.	9.000% 07/01/15(a)	1,000,000	977,500
Auto Parts & Equipment Total			977,500
Entertainment – 0.1%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	1,000,000	1,047,500
Entertainment Total			1,047,500
Home Builders – 0.9%
D.R. Horton, Inc.	9.750% 09/15/10	1,500,000	1,755,000
K. Hovnanian Enterprises, Inc.	7.750% 05/15/13	2,000,000	2,080,000
Standard-Pacific Corp.	9.250% 04/15/12	2,500,000	2,781,250
Home Builders Total			6,616,250

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – 0.2%
K2, Inc.	7.375% 07/01/14	1,250,000	1,312,500
Leisure Time Total			1,312,500
Lodging – 3.3%
Caesars Entertainment, Inc.	9.375% 02/15/07	2,500,000	2,687,500
Hard Rock Hotel, Inc.	8.875% 06/01/13	1,200,000	1,305,000
Harrah’s Operating Co., Inc.	7.125% 06/01/07	3,750,000	3,940,050
Hyatt Equities LLC	6.875% 06/15/07(a)	2,525,000	2,630,520
Marriott International, Inc.	6.875% 11/15/05	5,000,000	5,051,250
MGM Mirage	6.750% 09/01/12	2,000,000	2,055,000
Mohegan Tribal Gaming Authority	6.125% 02/15/13(a)	2,250,000	2,272,500
Seneca Gaming Corp.	7.250% 05/01/12	830,000	858,012
Station Casinos, Inc.	6.875% 03/01/16	1,500,000	1,545,000
Wynn Las Vegas LLC	6.625% 12/01/14	1,000,000	972,500
Lodging Total			23,317,332
Retail – 1.8%
CVS Corp.	5.298% 01/11/27(a)	1,838,055	1,911,852
Ferrellgas Partners LP	8.750% 06/15/12	1,160,000	1,160,000
Kohl’s Corp.	6.700% 02/01/06	4,355,000	4,422,590
Office Depot, Inc.	6.250% 08/15/13	1,655,000	1,725,139
Saks, Inc.	7.000% 12/01/13	1,500,000	1,500,000
Suburban Propane Partners LP	6.875% 12/15/13	1,000,000	950,000
Tempur-Pedic, Inc.	10.250% 08/15/10	1,176,000	1,305,360
Retail Total			12,974,941
CONSUMER CYCLICAL TOTAL			70,766,820
CONSUMER NON - CYCLICAL – 9.4%
Beverages – 1.3%
Bottling Group LLC	2.450% 10/16/06	7,000,000	6,874,630
Constellation Brands, Inc.	8.125% 01/15/12	2,183,000	2,330,353
Beverages Total			9,204,983
Biotechnology – 0.3%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	2,000,000	2,160,000
Biotechnology Total			2,160,000
Commercial Services – 1.7%
Corrections Corp. of America	6.250% 03/15/13	1,500,000	1,488,750
Erac USA Finance Co.
	6.750% 05/15/07(a)	3,000,000	3,140,760
	8.000% 01/15/11(a)	3,000,000	3,476,760
NationsRent, Inc.	9.500% 10/15/10	2,000,000	2,160,000
Service Corp. International	7.700% 04/15/09	2,005,000	2,150,363
Commercial Services Total			12,416,633

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON - CYCLICAL – (continued)
Cosmetics / Personal Care – 0.2%
Procter & Gamble Co.	5.500% 02/01/34	1,000,000	1,083,050
Cosmetics / Personal Care Total			1,083,050
Food – 1.5%
Cadbury-Schweppes PLC	5.125% 10/01/13(a)	1,750,000	1,789,200
Dole Food Co., Inc.	8.625% 05/01/09	1,528,000	1,623,500
Kroger Co.	4.950% 01/15/15	6,000,000	5,945,340
Stater Brothers Holdings, Inc.	8.125% 06/15/12	1,150,000	1,124,125
Food Total			10,482,165
Healthcare Services – 2.5%
Coventry Health Care, Inc.	8.125% 02/15/12	800,000	862,000
HCA, Inc.
	6.950% 05/01/12	1,500,000	1,596,585
	7.125% 06/01/06	3,250,000	3,327,480
	7.875% 02/01/11	2,167,000	2,393,430
MedQuest, Inc.	11.875% 08/15/12	2,000,000	1,890,000
Tenet Healthcare Corp.	9.875% 07/01/14	3,050,000	3,278,750
UnitedHealth Group, Inc.	3.300% 01/30/08	4,750,000	4,648,302
Healthcare Services Total			17,996,547
Pharmaceuticals – 1.9%
AmerisourceBergen Corp.	8.125% 09/01/08	3,000,000	3,258,750
GlaxoSmithKline Capital PLC	2.375% 04/16/07	5,000,000	4,866,050
Medco Health Solutions, Inc.	7.250% 08/15/13	1,000,000	1,128,400
Wyeth
	6.450% 02/01/24	1,075,000	1,231,885
	6.500% 02/01/34	2,500,000	2,921,075
Pharmaceuticals Total			13,406,160
CONSUMER NON - CYCLICAL TOTAL			66,749,538
ENERGY – 7.6%
Oil & Gas – 7.1%
Amerada Hess Corp.	7.300% 08/15/31	4,250,000	5,132,300
Chesapeake Energy Corp.	6.375% 06/15/15(a)	500,000	511,250
	7.500% 06/15/14	1,210,000	1,303,775
ConocoPhillips	9.375% 02/15/11	2,000,000	2,483,980
Devon Financing Corp.	7.875% 09/30/31	2,600,000	3,397,706
Gazprom International SA	7.201% 02/01/20(a)	4,700,000	5,040,750
LaBranche & Co., Inc.	11.000% 05/15/12	2,000,000	2,160,000
Murphy Oil Corp.	6.375% 05/01/12	2,250,000	2,486,655

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Nexen, Inc.	7.875% 03/15/32	3,500,000	4,500,475
Noble Drilling Corp.	7.500% 03/15/19	3,500,000	4,268,915
Occidental Petroleum Corp.	8.450% 02/15/29	2,750,000	3,945,645
Pemex Project Funding Master Trust
	7.875% 02/01/09	2,000,000	2,186,000
	9.125% 10/13/10	750,000	879,750
Petrobras International Finance Co.	9.750% 07/06/11	1,500,000	1,770,000
Premcor Refining Group, Inc.	7.500% 06/15/15	4,000,000	4,350,000
Pride International, Inc.	7.375% 07/15/14	2,000,000	2,187,500
Ras Laffan Liquefied Natural Gas Co., Ltd.	3.437% 09/15/09(a)	3,739,500	3,659,512
Oil & Gas Total			50,264,213
Pipelines – 0.5%
Coastal Corp.	7.750% 06/15/10	2,000,000	2,042,500
Williams Companies, Inc.	8.125% 03/15/12	1,500,000	1,717,500
Pipelines Total			3,760,000
ENERGY TOTAL			54,024,213
FINANCIALS – 22.4%
Banks – 5.4%
Bank One Corp.	6.500% 02/01/06	7,060,000	7,168,159
Barclays Bank PLC	7.375% 06/15/49(a)(b)	4,000,000	4,559,280
Chinatrust Commercial Bank	5.625% 12/29/49(a)(b)	1,325,000	1,348,934
HSBC Capital Funding LP	9.547% 12/31/49(a)(b)	4,500,000	5,471,505
North Fork Bancorporation, Inc.	5.875% 08/15/12	4,000,000	4,348,560
Popular North America, Inc.	6.125% 10/15/06	6,000,000	6,148,200
Rabobank Capital Funding II	5.260% 12/31/49(a)(b)	6,100,000	6,257,685
Wells Fargo & Co.	3.510% 09/15/09(b)	3,000,000	3,000,510
Banks Total			38,302,833
Diversified Financial Services – 11.1%
Air 2 US	8.027% 10/01/19(a)	1,411,690	1,259,933
Capital One Bank	5.125% 02/15/14	3,350,000	3,406,582
Citigroup, Inc.	5.000% 09/15/14	7,000,000	7,227,850
Countrywide Home Loans, Inc.	5.500% 08/01/06	4,000,000	4,059,960
E*Trade Financial Corp.	8.000% 06/15/11	2,025,000	2,136,375
Ford Motor Credit Co.
	4.308% 09/28/07(b)	3,000,000	2,902,350
	5.700% 01/15/10	1,000,000	929,710
	5.800% 01/12/09	2,350,000	2,251,982
	7.375% 10/28/09	4,000,000	3,933,520
	7.375% 02/01/11	1,320,000	1,299,500
Fund American Companies, Inc.	5.875% 05/15/13	2,657,000	2,755,415

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
General Electric Capital Corp.	3.530% 12/15/09(b)	4,110,000	4,114,192
General Motors Acceptance Corp.
	6.875% 09/15/11	805,000	743,554
	6.875% 08/28/12	250,000	227,648
Goldman Sachs Group LP	4.500% 06/15/10	6,200,000	6,221,266
International Lease Finance Corp.	6.375% 03/15/09	5,000,000	5,317,600
Jefferies Group, Inc.	7.750% 03/15/12	2,200,000	2,554,970
Merrill Lynch & Co., Inc.	3.700% 04/21/08	4,000,000	3,961,360
PF Export Receivables Master Trust	3.748% 06/01/13(a)	1,588,125	1,524,902
Residential Capital Corp.
	6.375% 06/30/10(a)	500,000	504,270
	6.875% 06/30/15(a)	2,385,000	2,447,773
SLM Corp.	3.371% 07/25/08(b)	5,000,000	5,013,600
Spear Leeds & Kellogg LP	8.250% 08/15/05(a)	4,000,000	4,021,240
Textron Financial Corp.
	2.750% 06/01/06	5,000,000	4,942,400
	5.875% 06/01/07	1,990,000	2,049,501
UFJ Finance Aruba AEC	6.750% 07/15/13	2,985,000	3,339,021
Diversified Financial Services Total			79,146,474
Insurance – 2.1%
Florida Windstorm Underwriting Association	7.125% 02/25/19(a)	2,000,000	2,409,380
Hartford Financial Services Group, Inc.	4.700% 09/01/07	3,800,000	3,829,906
Prudential Financial, Inc.	4.750% 06/13/15	1,875,000	1,876,181
Prudential Insurance Co. of America	7.650% 07/01/07(a)	4,100,000	4,360,555
Travelers Property Casualty Corp.	3.750% 03/15/08	2,250,000	2,212,155
Insurance Total			14,688,177
Real Estate – 1.2%
Forest City Enterprises, Inc.	7.625% 06/01/15	1,000,000	1,070,000
Prudential Property
	6.625% 04/01/09(a)	3,000,000	3,210,090
	7.125% 07/01/07(a)	4,000,000	4,205,280
Real Estate Total			8,485,370
Real Estate Investment Trusts – 1.6%
Archstone-Smith Trust	6.875% 02/15/08	750,000	778,350
iStar Financial, Inc.
	5.125% 04/01/11	1,350,000	1,350,742
	8.750% 08/15/08	2,009,000	2,241,120
La Quinta Properties, Inc.	7.000% 08/15/12	2,500,000	2,568,750

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
Thornburg Mortgage, Inc.	8.000% 05/15/13	2,000,000	2,040,000
Ventas Realty LP	9.000% 05/01/12	2,000,000	2,300,000
Real Estate Investment Trusts Total			11,278,962
Savings & Loans – 1.0%
Western Financial Bank	9.625% 05/15/12	2,000,000	2,170,000
World Savings Bank FSB	3.524% 09/16/09(b)	5,125,000	5,125,923
Savings & Loans Total			7,295,923
FINANCIALS TOTAL			159,197,739
INDUSTRIALS – 5.1%
Aerospace & Defense – 0.8%
Raytheon Co.	5.500% 11/15/12	3,000,000	3,145,470
Sequa Corp.
	8.875% 04/01/08	715,000	768,625
	9.000% 08/01/09	285,000	313,500
Systems 2001 Asset Trust	6.664% 09/15/13(a)	1,092,730	1,215,062
Aerospace & Defense Total			5,442,657
Electronics – 0.7%
Flextronics International Ltd.	6.250% 11/15/14	1,475,000	1,475,000
Sanmina-SCI Corp.	6.750% 03/01/13(a)	1,500,000	1,432,500
Thomas & Betts Corp.	7.250% 06/01/13	2,000,000	2,115,000
Electronics Total			5,022,500
Environmental Control – 0.3%
Allied Waste North America, Inc.
	7.875% 04/15/13	1,400,000	1,424,500
	8.500% 12/01/08	250,000	263,125
	8.875% 04/01/08	500,000	522,500
Environmental Control Total			2,210,125
Machinery - Diversified – 0.2%
Briggs & Stratton Corp.	8.875% 03/15/11	1,400,000	1,594,250
Machinery - Diversified Total			1,594,250
Metal Fabricate / Hardware – 0.3%
FastenTech, Inc.	11.500% 05/01/11	1,000,000	1,085,000
Valmont Industries, Inc.	6.875% 05/01/14	1,000,000	1,007,500
Metal Fabricate / Hardware Total			2,092,500
Miscellaneous Manufacturing – 0.5%
Bombardier, Inc.	6.300% 05/01/14(a)	2,000,000	1,785,000
Trinity Industries, Inc.	6.500% 03/15/14	1,550,000	1,542,250
Miscellaneous Manufacturing Total			3,327,250
Packaging & Containers – 0.6%
Crown European Holdings SA	10.875% 03/01/13	1,000,000	1,180,000

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Owens-Brockway Glass Container, Inc.	8.875% 02/15/09	3,000,000	3,202,500
Packaging & Containers Total			4,382,500
Transportation – 1.7%
Burlington Northern Railroad Co.	9.250% 10/01/06	2,035,000	2,159,155
CHC Helicopter Corp.	7.375% 05/01/14	1,000,000	997,500
FedEx Corp.
	2.650% 04/01/07	5,000,000	4,879,000
	9.650% 06/15/12	1,000,000	1,291,880
Ship Finance International Ltd.	8.500% 12/15/13	2,000,000	1,915,000
Stena AB	7.500% 11/01/13	1,200,000	1,182,000
Transportation Total			12,424,535
INDUSTRIALS TOTAL			36,496,317
TECHNOLOGY – 0.8%
Computers – 0.8%
Hewlett-Packard Co.	3.625% 03/15/08	2,000,000	1,970,040
IBM Canada Credit Services Co.	3.750% 11/30/07(a)	4,000,000	3,953,800
Computers Total			5,923,840
TECHNOLOGY TOTAL			5,923,840
UTILITIES – 12.1%
Electric – 11.4%
AES Corp.	8.750% 06/15/08	986,000	1,059,950
Alabama Power Co.
	3.484% 08/25/09(b)	3,340,000	3,342,772
	5.490% 11/01/05	1,000,000	1,005,160
American Electric Power Co., Inc.	5.250% 06/01/15	3,010,000	3,105,658
Calpine Generating Co. LLC	8.861% 04/01/10(b)	1,900,000	1,866,750
CenterPoint Energy Houston Electric LLC	6.950% 03/15/33	1,750,000	2,183,562
Consumers Energy Co.	6.000% 02/15/14	2,000,000	2,154,120
Dominion Resources, Inc.	8.125% 06/15/10	4,000,000	4,612,520
Edison Mission Energy	9.875% 04/15/11	2,500,000	2,925,000
FirstEnergy Corp.
	5.500% 11/15/06	2,000,000	2,031,840
	6.450% 11/15/11	2,250,000	2,458,732
FPL Energy American Wind LLC	6.639% 06/20/23(a)	2,272,305	2,446,364
FPL Energy National Wind	5.608% 03/10/24(a)	395,000	397,963
Kiowa Power Partners LLC	5.737% 03/30/21(a)	1,990,000	2,011,353
MidAmerican Energy Holdings Co.	5.875% 10/01/12	8,000,000	8,498,640
MSW Energy Holdings LLC	8.500% 09/01/10	2,000,000	2,120,000
Nevada Power Co.	9.000% 08/15/13	2,000,000	2,245,000

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Northern States Power Co.	8.000% 08/28/12	1,750,000	2,134,282
Oncor Electric Delivery Co.	7.250% 01/15/33	3,000,000	3,708,600
Orion Power Holdings, Inc.	12.000% 05/01/10	1,000,000	1,197,500
Pacific Gas & Electric Co.	6.050% 03/01/34	2,625,000	2,907,712
PSEG Energy Holdings LLC	8.625% 02/15/08	2,000,000	2,120,000
PSEG Power LLC
	5.500% 12/01/15	3,560,000	3,693,607
	7.750% 04/15/11	2,000,000	2,306,100
South Point Energy Center LLC	8.400% 05/30/12(a)	590,319	543,094
Southern California Edison Co.	5.000% 01/15/16	2,800,000	2,871,064
Southern Power Co.	6.250% 07/15/12	3,870,000	4,239,469
Tenaska Alabama II Partners LP	6.125% 03/30/23(a)	1,892,166	1,961,249
Texas Genco LLC	6.875% 12/15/14(a)	1,290,000	1,357,725
TXU Corp.
	5.550% 11/15/14(a)	2,950,000	2,833,003
	6.550% 11/15/34(a)	5,100,000	4,898,703
Electric Total			81,237,492
Water Utilities – 0.7%
United Utilities PLC	6.250% 08/15/05	4,988,000	5,000,919
Water Utilities Total			5,000,919
UTILITIES TOTAL			86,238,411
	Total Corporate Fixed-Income Bonds & Notes (cost of $548,074,452)		566,012,566
Government Agencies & Obligations – 11.2%
FOREIGN GOVERNMENT BONDS – 1.3%
Export-Import Bank of Korea	4.625% 03/16/10	2,650,000	2,676,420
State of Qatar	9.750% 06/15/30(a)	2,750,000	4,345,000
United Mexican States	6.750% 09/27/34	2,000,000	2,098,000
FOREIGN GOVERNMENT BONDS TOTAL			9,119,420
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 9.9%
Federal Home Loan Bank	4.600% 04/11/08	10,000,000	10,056,790
U.S. Treasury Bond	5.375% 02/15/31	25,160,000	29,688,800
U.S. Treasury Note
	1.875% 12/31/05	3,500,000	3,473,190
	2.875% 11/30/06	6,000,000	5,938,830
	3.000% 11/15/07	1,150,000	1,133,289
	3.375% 11/15/08	2,000,000	1,979,766
	3.625% 06/15/10	330,000	328,556
	3.750% 05/15/08	3,870,000	3,878,468

9

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	4.000% 02/15/15	8,550,000	8,580,395
	4.125% 05/15/15	1,000,000	1,014,609
	4.250% 08/15/14–11/15/14	4,340,000	4,442,412
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL			70,515,105

	Total Government Agencies & Obligations (cost of $76,392,727)		79,634,525
Mortgage - Backed Securities – 3.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Government National Mortgage Association	4.954% 05/16/31	2,265,000	2,308,794
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL			2,308,794
MORTGAGE - BACKED SECURITIES – 3.2%
Federal National Mortgage Association
	6.000% 07/14/35	5,989,756	6,143,122
	9.000% 07/01/19–06/01/20	73,090	78,821
Federal National Mortgage Corp.	TBA,
	6.500% 07/14/35(d)	16,000,000	16,555,008
Government National Mortgage Association
	10.000% 10/15/17–01/15/19	5,617	6,333
	10.500% 01/15/16–05/15/20	25,200	28,693
	11.500% 05/15/13–05/15/13	9,397	10,515
	12.500% 11/15/10–12/15/13	28,267	31,704
	13.000% 04/15/11	126	142
	14.000% 08/15/11	2,471	2,823
MORTGAGE - BACKED SECURITIES TOTAL			22,857,161
	Total Mortgage - Backed Securities (cost of $25,148,455)		25,165,955
Asset - Backed Securities — 1.8%
AmeriCredit Automobile Receivables Trust	3.930% 10/06/11	4,500,000	4,475,340
Green Tree Financial Corp.	6.870% 01/15/29	1,548,287	1,645,767
PG&E Energy Recovery Funding LLC	3.870% 06/25/11	5,580,000	5,560,972
Providian Gateway Master Trust	3.350% 09/15/11(a)	1,000,000	984,250
	Total Asset - Backed Securities (cost of $12,741,286)		12,666,329

10

Collateralized Mortgage Obligations – 1.3%
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
Countrywide Alternative Loan Trust	5.000% 03/25/20	9,541,522	9,529,404
COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL			9,529,404

	Total Collateralized Mortgage Obligations (cost of $9,565,375)		9,529,404
Short-Term Obligations – 4.2%
U.S. GOVERNMENT AGENCY – 2.2%
Federal National Mortgage Association	2.980% 07/14/05(e)	16,000,000	15,982,782
REPURCHASE AGREEMENTS – 2.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Bond maturing 11/15/21, market value of $14,161,852 (repurchase proceeds $13,885,041)	13,884,000	13,884,000

	Total Short-Term Obligations (cost of $29,866,782)		29,866,782

	Total Investments – 101.4% (cost of $701,789,077)(f)(g)		722,875,561

	Other Assets & Liabilities, Net – (1.4)%		(10,135,666)

	Net Assets – 100.0%		712,739,895

11

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $99,666,979, which represents 14.0% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflect the rate at June 30, 2005.

12

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At June 30, 2005, the value of this security represents 0.4% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $705,496,281.

(g)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$24,655,684	$(7,276,404)	$17,379,280

At June 30, 2005, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation

Euro	$974,942	$969,815	07/20/05	$5,127

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation

Euro	$974,942	$972,899	07/20/05	$(2,043)

Acronym	Name
TBA	To Be Announced

13

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 52.9%
BASIC MATERIALS – 1.7%
Chemicals – 0.7%
Dow Chemical Co.	6.000% 10/01/12	6,120,000	6,672,636
Eastman Chemical Co.	6.300% 11/15/18	1,205,000	1,332,441
NOVA Chemicals Corp.	6.500% 01/15/12	2,000,000	1,945,000
	Chemicals Total		9,950,077
Forest Products & Paper – 0.6%
Abitibi-Consolidated, Inc.	8.375% 04/01/15	2,500,000	2,553,125
Cascades, Inc.	7.250% 02/15/13	2,205,000	2,171,925
Georgia-Pacific Corp.	8.000% 01/15/24	2,000,000	2,315,000
Norske Skog Canada Ltd.	7.375% 03/01/14	1,000,000	980,000
	Forest Products & Paper Total		8,020,050
Metals & Mining – 0.4%
Alcoa, Inc.	6.000% 01/15/12	5,000,000	5,422,400
	Metals & Mining Total		5,422,400
	BASIC MATERIALS TOTAL		23,392,527
COMMUNICATIONS – 5.4%
Media – 1.9%
Comcast Cable Communications Holdings, Inc.	8.375% 03/15/13	8,500,000	10,347,730
CSC Holdings, Inc.	7.625% 04/01/11	2,995,000	2,980,025
EchoStar DBS Corp.	6.625% 10/01/14	1,425,000	1,407,187
Liberty Media Corp.	4.510% 09/17/06(a)	4,834,000	4,862,521
Time Warner, Inc.
	6.875% 05/01/12	2,720,000	3,064,651
	7.625% 04/15/31	2,720,000	3,386,536
		Media Total	26,048,650
Telecommunication Services – 3.5%
British Telecommunications PLC	8.875% 12/15/30	2,925,000	4,137,003
Cingular Wireless Services, Inc.	8.125% 05/01/12	5,440,000	6,508,253
Citizens Communications Co.	9.000% 08/15/31	750,000	770,625
France Telecom SA
	8.000% 03/01/11	1,700,000	1,974,805
	8.750% 03/01/31	2,245,000	3,172,320
Nextel Communications, Inc.	7.375% 08/01/15	1,545,000	1,668,600
Qwest Corp.	9.125% 03/15/12(b)	2,500,000	2,712,500
Rogers Cantel, Inc.	9.750% 06/01/16	2,000,000	2,460,000
Sprint Capital Corp.
	6.125% 11/15/08	3,800,000	4,006,226
	8.750% 03/15/32	1,500,000	2,093,370

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telefonos de Mexico SA de CV
	4.500% 11/19/08	6,000,000	5,963,820
	4.750% 01/27/10(b)	1,800,000	1,796,274
Verizon Global Funding Corp.	7.375% 09/01/12	2,175,000	2,538,943
Vodafone Group PLC	3.950% 01/30/08	6,650,000	6,630,914
	Telecommunication Services Total		46,433,653
	COMMUNICATIONS TOTAL		72,482,303
CONSUMER CYCLICAL – 6.9%
Airlines – 1.7%
American Airlines, Inc.	7.024% 10/15/09	3,500,000	3,613,750
Continental Airlines, Inc.
	6.940% 10/15/13	1,276,618	1,193,638
	7.461% 04/01/15	3,928,126	3,682,618
Southwest Airlines Co.	5.496% 11/01/06	7,000,000	7,131,880
United Airlines, Inc.
	7.186% 04/01/11(c)	3,909,280	3,733,362
	7.783% 01/01/14(c)	2,843,628	2,637,465
	9.200% 03/22/08(d)	2,399,897	1,151,951
		Airlines Total	23,144,664
Apparel – 0.3%
Jones Apparel Group, Inc.	6.125% 11/15/34	3,520,000	3,386,205
Phillips-Van Heusen Corp.	7.250% 02/15/11	1,000,000	1,030,000
		Apparel Total	4,416,205
Auto Manufacturers – 1.3%
DaimlerChrysler NA Holding Corp.
	3.859% 09/10/07(a)	6,000,000	5,992,020
	6.400% 05/15/06	8,000,000	8,144,320
General Motors Corp.	8.375% 07/15/33	900,000	753,750
Navistar International Corp.	7.500% 06/15/11	2,000,000	2,040,000
	Auto Manufacturers Total		16,930,090
Entertainment – 0.1%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	1,000,000	1,047,500
	Entertainment Total		1,047,500
Home Builders – 0.3%
D.R. Horton, Inc.	9.750% 09/15/10	1,000,000	1,170,000
Standard-Pacific Corp.	9.250% 04/15/12	2,000,000	2,225,000
	Home Builders Total		3,395,000
Leisure Time – 0.1%
K2, Inc.	7.375% 07/01/14	1,250,000	1,312,500
	Leisure Time Total		1,312,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 0.8%
Hyatt Equities LLC	6.875% 06/15/07(b)	5,000,000	5,208,950
MGM Mirage	6.750% 09/01/12	2,500,000	2,568,750
Mohegan Tribal Gaming Authority	6.125% 02/15/13(b)	1,125,000	1,136,250
Seneca Gaming Corp.	7.250% 05/01/12	830,000	858,012
Station Casinos, Inc.	6.875% 03/01/16	1,500,000	1,545,000
	Lodging Total		11,316,962
Retail – 1.6%
CVS Corp.	5.298% 01/11/27(b)	3,371,405	3,506,767
Ferrellgas Escrow LLC	6.750% 05/01/14	1,500,000	1,447,500
Kohl’s Corp.	6.700% 02/01/06	2,462,000	2,500,210
Saks, Inc.	7.000% 12/01/13	1,594,000	1,594,000
Target Corp.	6.350% 01/15/11	8,120,000	8,930,782
Tempur-Pedic, Inc.	10.250% 08/15/10	317,000	351,870
Wal-Mart Stores, Inc.	7.550% 02/15/30	2,040,000	2,788,476
		Retail Total	21,119,605
Textiles – 0.7%
Cintas Corp.
	5.125% 06/01/07	5,315,000	5,420,503
	6.000% 06/01/12	3,250,000	3,546,107
		Textiles Total	8,966,610
	CONSUMER CYCLICAL TOTAL		91,649,136
CONSUMER NON-CYCLICAL – 3.8%
Beverages – 0.7%
Coca-Cola Enterprises, Inc.	7.000% 10/01/26	6,120,000	7,531,639
Constellation Brands, Inc.	8.125% 01/15/12	1,545,000	1,649,288
	Beverages Total		9,180,927
Biotechnology – 0.2%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	2,000,000	2,160,000
	Biotechnology Total		2,160,000
Commercial Services – 0.2%
Service Corp. International	7.700% 04/15/09	2,000,000	2,145,000
	Commercial Services Total		2,145,000
Food – 1.0%
Cadbury-Schweppes PLC	3.875% 10/01/08(b)	7,000,000	6,886,180
Kroger Co.	4.950% 01/15/15	6,287,000	6,229,725
Stater Brothers Holdings, Inc.	8.125% 06/15/12	1,000,000	977,500
		Food Total	14,093,405
Healthcare Services – 1.3%
HCA, Inc.
	6.950% 05/01/12	3,000,000	3,193,170

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
	7.875% 02/01/11	2,515,000	2,777,792
Tenet Healthcare Corp.	9.875% 07/01/14	3,250,000	3,493,750
UnitedHealth Group, Inc.	3.300% 01/30/08	8,250,000	8,073,368
	Healthcare Services Total		17,538,080
Pharmaceuticals – 0.4%
Wyeth
	6.450% 02/01/24	2,400,000	2,750,256
	6.500% 02/01/34	2,500,000	2,921,075
	Pharmaceuticals Total		5,671,331
	CONSUMER NON-CYCLICAL TOTAL		50,788,743
ENERGY – 4.2%
Oil & Gas – 3.7%
Amerada Hess Corp.	7.300% 08/15/31	4,000,000	4,830,400
	7.500% 06/15/14	1,160,000	1,249,900
Chesapeake Energy Corp.
	6.375% 06/15/15(b)	500,000	511,250
Devon Financing Corp.	7.875% 09/30/31	3,535,000	4,619,573
Gazprom International SA	7.201% 02/01/20(b)	6,000,000	6,435,000
Nexen, Inc.	7.875% 03/15/32	5,250,000	6,750,713
Noble Drilling Corp.	7.500% 03/15/19	4,813,000	5,870,368
Pemex Project Funding Master Trust	7.875% 02/01/09	6,000,000	6,558,000
Petrobras International Finance Co.	9.750% 07/06/11	3,500,000	4,130,000
Pride International, Inc.	7.375% 07/15/14	1,500,000	1,640,625
Ras Laffan Liquefied Natural Gas Co., Ltd.	3.437% 09/15/09(b)	7,479,000	7,319,024
	Oil & Gas Total		49,914,853
Pipelines – 0.5%
Kinder Morgan, Inc.	5.150% 03/01/15	2,720,000	2,752,558
Southern Natural Gas Co.	8.875% 03/15/10	2,000,000	2,195,000
Williams Companies, Inc.	8.125% 03/15/12	1,500,000	1,717,500
	Pipelines Total		6,665,058
	ENERGY TOTAL		56,579,911
FINANCIALS – 19.4%
Banks – 4.7%
Bank One Corp.	6.000% 08/01/08	11,888,000	12,470,631
Barclays Bank PLC	7.375% 06/15/49(a)(b)	5,000,000	5,699,100
Chinatrust Commercial Bank	5.625% 12/29/49(a)(b)	2,350,000	2,392,448
HSBC Capital Funding LP	9.547% 12/31/49(a)(b)	10,500,000	12,766,845
Popular North America, Inc.	6.125% 10/15/06	8,250,000	8,453,775
Rabobank Capital Funding II	5.260% 12/31/49(a)(b)	11,500,000	11,797,275

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wachovia Corp.	3.625% 02/17/09	5,100,000	5,035,689
Wells Fargo & Co.	3.510% 09/15/09(a)	4,677,000	4,677,795
		Banks Total	63,293,558
Diversified Financial Services – 9.8%
Air 2 US	8.027% 10/01/19(b)	3,932,565	3,509,814
Capital One Bank	5.125% 02/15/14	4,150,000	4,220,094
Citicorp	8.040% 12/15/19(b)	12,075,000	15,510,337
Countrywide Home Loans, Inc.	5.500% 08/01/06	4,500,000	4,567,455
Ford Motor Credit Co.
	5.700% 01/15/10	2,000,000	1,859,420
	5.800% 01/12/09	4,650,000	4,456,049
	7.375% 02/01/11	6,040,000	5,946,199
Fund American Companies, Inc.	5.875% 05/15/13	4,535,000	4,702,976
General Electric Capital Corp.	5.375% 03/15/07	10,000,000	10,223,700
General Motors Acceptance Corp.
	6.875% 09/15/11	695,000	641,951
	6.875% 08/28/12	250,000	227,648
HSBC Finance Corp.	5.875% 02/01/09	8,200,000	8,616,724
International Lease Finance Corp.	6.375% 03/15/09	9,000,000	9,571,680
Jefferies Group, Inc.	7.750% 03/15/12	5,800,000	6,735,830
John Deere Capital Corp.	7.000% 03/15/12	6,000,000	6,876,000
LaBranche & Co., Inc.	11.000% 05/15/12	2,000,000	2,160,000
Merrill Lynch & Co.	4.250% 02/08/10	8,100,000	8,064,279
Morgan Stanley	6.100% 04/15/06	10,000,000	10,171,200
PF Export Receivables Master Trust	3.748% 06/01/13(b)	2,949,375	2,831,960
Residential Capital Corp.
	6.375% 06/30/10(b)	500,000	504,270
	6.875% 06/30/15(b)	3,570,000	3,663,962
SLM Corp.	3.371% 07/25/08(a)	10,000,000	10,027,200
UFJ Finance Aruba AEC	6.750% 07/15/13	5,150,000	5,760,790
	Diversified Financial Services Total		130,849,538
Insurance – 2.7%
Berkshire Hathaway Finance Corp.	4.850% 01/15/15	5,000,000	5,046,920
Florida Windstorm Underwriting Association	7.125% 02/25/19(b)	4,425,000	5,330,753
Hartford Financial Services Group, Inc.	4.700% 09/01/07	4,000,000	4,031,480
Hartford Life Global Funding Trusts	3.580% 09/15/09(a)	5,825,000	5,823,602
Prudential Financial, Inc.	4.750% 06/13/15	3,210,000	3,212,022
Prudential Insurance Co. of America	7.650% 07/01/07(b)	7,105,000	7,556,523
Travelers Property Casualty Corp.	3.750% 03/15/08	4,750,000	4,670,105
	Insurance Total		35,671,405

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate – 0.5%
Forest City Enterprises, Inc.	7.625% 06/01/15	1,000,000	1,070,000
Prudential Property	7.125% 07/01/07(b)	5,300,000	5,571,996
	Real Estate Total		6,641,996
Real Estate Investment Trusts (REITS) – 0.6%
iStar Financial, Inc.
	5.125% 04/01/11	2,400,000	2,401,320
	8.750% 08/15/08	3,000,000	3,346,620
La Quinta Properties, Inc.	7.000% 08/15/12	500,000	513,750
Thornburg Mortgage, Inc.	8.000% 05/15/13	2,500,000	2,550,000
	Real Estate Investment Trusts (REITS) Total		8,811,690
Savings & Loans – 1.1%
Washington Mutual Bank	6.875% 06/15/11	5,200,000	5,836,792
Western Financial Bank	9.625% 05/15/12	2,000,000	2,170,000
World Savings Bank FSB	3.524% 09/16/09(a)	7,100,000	7,101,278
	Savings & Loans Total		15,108,070
	FINANCIALS TOTAL		260,376,257
INDUSTRIALS – 2.3%
Aerospace & Defense – 0.8%
Raytheon Co.	8.300% 03/01/10	7,000,000	8,110,480
Systems 2001 Asset Trust	6.664% 09/15/13(b)	2,029,356	2,256,543
	Aerospace & Defense Total		10,367,023
Electronics – 0.2%
Flextronics International Ltd.	6.250% 11/15/14	1,000,000	1,000,000
Thomas & Betts Corp.	7.250% 06/01/13	2,000,000	2,115,000
	Electronics Total		3,115,000
Environmental Control – 0.4%
Allied Waste North America, Inc.	8.875% 04/01/08	5,500,000	5,747,500
	Environmental Control Total		5,747,500
Machinery - Diversified – 0.1%
Briggs & Stratton Corp.	8.875% 03/15/11	1,375,000	1,565,781
	Machinery - Diversified Total		1,565,781
Metal Fabricate / Hardware – 0.0%
Valmont Industries, Inc.	6.875% 05/01/14	500,000	503,750
	Metal Fabricate / Hardware Total		503,750
Miscellaneous Manufacturing – 0.2%
Bombardier, Inc.	6.300% 05/01/14(b)	1,000,000	892,500
Trinity Industries, Inc.	6.500% 03/15/14	1,550,000	1,542,250
	Miscellaneous Manufacturing Total		2,434,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 0.1%
Owens-Brockway Glass Container, Inc.	8.875% 02/15/09	1,000,000	1,067,500
	Packaging & Containers Total		1,067,500
Transportation – 0.5%
FedEx Corp.	7.530% 09/23/06	487,799	501,677
Norfolk Southern Corp.	7.250% 02/15/31	3,400,000	4,349,484
Stena AB	7.500% 11/01/13	1,200,000	1,182,000
	Transportation Total		6,033,161
	INDUSTRIALS TOTAL		30,834,465
TECHNOLOGY – 0.5%
Computers – 0.5%
IBM Canada Credit Services Co.	3.750% 11/30/07(b)	6,000,000	5,930,700
	Computers Total		5,930,700
	TECHNOLOGY TOTAL		5,930,700
UTILITIES – 8.7%
Electric – 8.4%
American Electric Power Co., Inc.	5.250% 06/01/15	5,500,000	5,674,790
Edison Mission Energy	9.875% 04/15/11	1,100,000	1,287,000
FirstEnergy Corp.
	5.500% 11/15/06	6,000,000	6,095,520
	6.450% 11/15/11	4,500,000	4,917,465
FPL Energy American Wind LLC	6.639% 06/20/23(b)	4,161,437	4,480,203
FPL Energy National Wind	5.608% 03/10/24(b)	800,000	806,000
Kansas City Power & Light Co.	6.000% 03/15/07	10,000,000	10,235,000
Kiowa Power Partners LLC	5.737% 03/30/21(b)	3,550,000	3,588,092
MidAmerican Energy Co.	6.375% 06/15/06	409,000	417,818
MidAmerican Energy Holdings Co.
	3.500% 05/15/08	5,310,000	5,173,321
	5.875% 10/01/12	7,000,000	7,436,310
MSW Energy Holdings LLC	8.500% 09/01/10	2,000,000	2,120,000
Nevada Power Co.	9.000% 08/15/13	2,000,000	2,245,000
Niagara Mohawk Power Corp.	8.875% 05/15/07	6,200,000	6,728,550
Nisource Finance Corp.	6.150% 03/01/13	4,080,000	4,404,197
Northern States Power Co.	8.000% 08/28/12	3,750,000	4,573,462
Oglethorpe Power Corp.	6.974% 06/30/11	2,353,000	2,508,486
Pacific Gas & Electric Co.	6.050% 03/01/34	6,250,000	6,923,125
Pepco Holdings, Inc.	4.004% 06/01/10(a)	5,000,000	4,999,950
Progress Energy, Inc.	7.750% 03/01/31	3,150,000	3,942,886
PSEG Energy Holdings LLC	8.625% 02/15/08	2,000,000	2,120,000
South Point Energy Center LLC	8.400% 05/30/12(b)	1,475,798	1,357,734
Southern California Edison Co.	5.000% 01/15/16	4,500,000	4,614,210

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Southern Power Co.	6.250% 07/15/12	4,790,000	5,247,301
Tenaska Alabama II Partners LP	6.125% 03/30/23(b)	3,311,290	3,432,186
TXU Corp.
	5.550% 11/15/14(b)	4,300,000	4,129,462
	6.550% 11/15/34(b)	3,400,000	3,265,802
	Electric Total		112,723,870
Gas – 0.3%
Atmos Energy Corp.	4.950% 10/15/14	3,400,000	3,414,416
		Gas Total	3,414,416
	UTILITIES TOTAL		116,138,286
	Total Corporate Fixed-Income Bonds & Notes (cost of $682,855,031)		708,172,328
Mortgage-Backed Securities – 17.1%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 5.6%
Federal Home Loan Mortgage Corp.
	4.000% 03/15/19	7,075,000	6,689,205
	4.750% 07/15/24	15,000,000	15,097,218
	5.000% 03/15/28	15,000,000	15,180,537
Federal National Mortgage Association
	5.000% 07/25/15–12/25/15	28,500,000	28,883,539
	9.250% 03/25/18	223,783	242,209
Government National Mortgage Association	4.954% 05/16/31	4,300,000	4,383,141
Small Business Administration Participation Certificates	4.570% 06/01/25	4,500,000	4,500,607
	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		74,976,456
MORTGAGE - BACKED SECURITIES – 11.5%
Federal Home Loan Mortgage Corp.
	4.500% 09/01/18–05/01/34	37,261,722	36,903,525
	12.000% 07/01/20	280,850	310,550
	TBA
	5.000% 07/14/35(e)	9,300,000	9,300,000
Federal National Mortgage Association
	4.500% 07/01/18–02/01/19	36,109,812	53,971,597
	5.000% 05/01/18–06/01/18	20,605,488	20,852,480
	5.500% 12/01/17	5,900,498	6,061,210
	6.000% 04/01/09–04/01/35	24,602,472	25,251,399

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
MORTGAGE - BACKED SECURITIES – (continued)
	6.500% 10/01/28–12/01/31	2,743,223	2,846,839
	TBA,
	5.000% 07/14/35(e)	9,800,000	9,800,000
	5.500% 07/19/20(e)	5,900,000	6,054,875
Government National Mortgage Association
	3.750% 07/20/25(a)	146,320	148,662
	8.000% 01/15/08–07/15/08	195,956	205,390
	9.000% 06/15/16–10/15/16	20,214	22,028
	MORTGAGE - BACKED SECURITIES TOTAL		153,728,555
	Total Mortgage-Backed Securities (cost of $229,041,527)		228,705,011
Government Agencies & Obligations – 16.7%
FOREIGN GOVERNMENT BONDS – 2.4%
Export-Import Bank of Korea	4.625% 03/16/10	4,700,000	4,746,859
Province of Quebec	5.000% 07/17/09	5,500,000	5,695,305
Republic of Finland	4.750% 03/06/07	8,000,000	8,124,800
Republic of South Africa	6.500% 06/02/14	3,500,000	3,888,500
State of Qatar	9.750% 06/15/30(b)	3,350,000	5,293,000
United Mexican States	6.750% 09/27/34	4,000,000	4,196,000
	FOREIGN GOVERNMENT BONDS TOTAL		31,944,464
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 14.3%
Federal Home Loan Bank System
	4.600% 04/11/08	30,000,000	30,170,370
	5.000% 10/28/10	20,000,000	20,042,320
Federal Home Loan Mortgage Corp.
	4.625% 10/15/14	5,391,000	5,528,870
	5.000% 11/13/14	3,000,000	3,032,562
U.S. Treasury Bond	5.375% 02/15/31	34,390,000	40,580,200
U.S. Treasury Note
	1.875% 12/31/05	29,705,000	29,481,054
	2.875% 11/30/06	11,000,000	10,887,855
	3.625% 06/15/10	810,000	806,456
	3.750% 05/15/08	1,800,000	1,803,938
	3.875% 05/15/10	3,910,000	3,932,299
U.S. Treasury Notes
	3.000% 11/15/07	28,750,000	28,332,234
	4.000% 11/15/12–02/15/15	8,240,000	8,322,885

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	4.125% 05/15/15	9,000,000	9,131,481
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		192,052,524
	Total Government Agencies & Obligations (cost of $218,232,117)		223,996,988
Asset-Backed Securities – 5.8%
Bank One Issuance Trust	3.590% 05/17/10	5,000,000	4,963,750
California Infrastructure	6.420% 12/26/09	10,000,000	10,455,900
Capital Auto Receivables Asset Trust	2.000% 11/15/07	5,600,000	5,521,275
Capital One Multi-Asset Execution Trust	3.650% 07/15/11	16,000,000	15,842,880
Cigna CBO Ltd.	6.460% 11/15/08(b)	3,005,517	3,088,169
Citibank Credit Card Issuance Trust	2.500% 04/07/08	11,290,000	11,178,003
Diversified REIT Trust	6.780% 03/18/11(a)(b)	5,000,000	5,323,994
Green Tree Financial Corp.	6.870% 01/15/29	2,580,478	2,742,945
Honda Auto Receivables Owner Trust	1.680% 11/21/06	4,387,843	4,373,671
Origen Manufactured Housing	3.790% 12/15/17	2,700,000	2,660,823
PG&E Energy Recovery Funding LLC	3.870% 06/25/11	10,060,000	10,025,695
Providian Gateway Master Trust	3.350% 09/15/11(b)	1,500,000	1,476,375

	Total Asset-Backed Securities (cost of $78,914,427)		77,653,480
Collateralized Mortgage Obligations – 4.8%
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.0%
American Mortgage Trust	8.445% 09/27/22	28,973	23,178
Countrywide Alternative Loan Trust
	5.000% 03/25/20	19,083,043	19,058,808
	5.250% 03/25/35	5,895,273	5,896,865
GSMPS Mortgage Loan Trust	7.750% 09/19/27(b)	1,464,806	1,567,843
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		26,546,694
COMMERCIAL MORTGAGE - BACKED SECURITIES – 2.8%
First Union National Bank Commercial Mortgage Trust
	5.585% 02/12/34	4,958,503	5,101,704
	6.141% 02/12/34	8,000,000	8,680,720
LB-UBS Commercial Mortgage Trust	6.510% 12/15/26	5,000,000	5,464,300
Nomura Asset Securities Corp.	7.120% 04/13/39	6,255,000	6,373,907
Structured Asset Securities Corp.	2.068% 02/25/28(f)	6,629,047	595,554

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
COMMERCIAL MORTGAGE - BACKED SECURITIES – (continued)
Wachovia Bank Commercial Mortgage Trust	3.989% 06/15/35	11,930,000	11,533,566
	COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL		37,749,751
	Total Collateralized Mortgage Obligations (cost of $63,574,275)		64,296,445
Short-Term Obligations – 5.3%
U.S. GOVERNMENT AGENCIES – 1.8%
Federal Home Loan Bank	3.070% 07/13/05(g)	5,900,000	5,893,962
Federal National Mortgage Association	3.140% 07/14/05(g)	19,100,000	19,078,343
	U.S. GOVERNMENT AGENCIES TOTAL		24,972,305
REPURCHASE AGREEMENT – 3.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Bond maturing 08/15/19, market value of $47,423,559 (repurchase proceeds $46,493,487)	46,490,000	46,490,000

	Total Short-Term Obligations (cost of $71,462,305)		71,462,305

	Total Investments – 102.6% (cost of $1,344,079,682)(h)(i)		1,374,286,557

	Other Assets & Liabilities, Net – (2.6)%		(34,264,957)

	Net Assets – 100.0%		1,340,021,600

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $159,536,081, which represents 12.1% of net assets.

(c)	The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. At June 30, 2005, the value of these securities amounted to $6,370,827, which represents 0.5% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2005, the value of this security represents 0.1% of net assets.

(e)	Security purchased on a delayed delivery basis.

(f)	Interest only security. Represents security with notional principal amount.

(g)	The rates shown represent the annualized yield at the date of purchase.

(h)	Cost for federal income tax purposes is $1,348,004,615.

(i)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$38,930,724	$(12,648,782)	$26,281,942

Acronym	Name
REIT	Real Estate Investment Trust
TBA	To Be Announced

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VIII

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 29, 2005